Schedule of Investments (unaudited)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.8%
Alabama Federal Aid Highway Finance Authority RB
Series A, 5.00%, 09/01/24	$130	$152,097
Series B, 5.00%, 09/01/24	445	520,641
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/24	25	28,624
Series A, 5.00%, 05/01/24	75	86,754
Series B, 5.00%, 01/01/24	120	136,919
Auburn University RB, Series B, 5.00%, 06/01/24	90	104,294
City of Huntsville AL GO, Series A, 5.00%, 08/01/24	15	17,504
County of Mobile AL GOL, Series A, 5.00%, 06/01/24	50	57,868
State of Alabama GO
Series A, 5.00%, 08/01/24	195	227,323
Series A, 5.00%, 11/01/24	90	105,949
Series C, 5.00%, 08/01/24	50	58,288
University of Alabama (The) RB, Series A, 5.00%, 07/01/24	130	150,857
		1,647,118
Alaska — 0.2%
State of Alaska GO, Series B, 5.00%, 08/01/24	355	413,575

Arizona — 2.6%
Arizona Board of Regents COP, Series A, 5.00%, 06/01/24	50	56,937
Arizona State University RB
Series B, 5.00%, 07/01/24	70	81,257
Series C, 5.00%, 07/01/24	65	75,453
Arizona Transportation Board RB, 5.00%, 07/01/24	295	342,934
Arizona Water Infrastructure Finance Authority RB, Serise A, 5.00%, 10/01/24	245	287,679
City of Peoria AZ GOL, Series B, 5.00%, 07/15/24	225	262,260
City of Phoenix AZ GO
4.00%, 07/01/24	535	603,646
5.00%, 07/01/24	145	168,533
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/24	205	238,423
Series A, 5.00%, 07/01/24	435	504,825
Series B, 5.00%, 07/01/24	510	592,997
Series D, 5.00%, 07/01/24	75	86,590
City of Scottsdale AZ GOL, 4.00%, 07/01/24	200	226,174
City of Tucson AZ COP, 5.00%, 07/01/24 (AGM)	85	97,916
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/24	70	81,413
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/24	210	243,928
Maricopa County Unified School District No. 97-Deer Valley/AZ GO, 4.00%, 07/01/24	20	22,544
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/24	50	58,060
Regional Public Transportation Authority RB, 5.25%, 07/01/24	210	246,261
Salt River Project Agricultural Improvement & Power District RB, 5.00%, 01/01/24	300	342,297
State of Arizona COP
5.00%, 09/01/24	200	233,760
5.00%, 10/01/24	135	158,301
University of Arizona (The) RB
Series A, 5.00%, 06/01/24	50	57,851
Series B, 5.00%, 06/01/24	150	173,551
		5,243,590
Security	Par (000)	Value

Arkansas — 0.2%
State of Arkansas GO
4.00%, 06/01/24	$180	$202,425
5.00%, 04/01/24	125	143,886
		346,311
California — 10.8%
Allan Hancock Joint Community College District/CA GO
5.00%, 08/01/24	85	99,512
5.00%, 08/01/24 (ETM)	10	11,653
Beverly Hills Unified School District CA GO, 0.00%, 08/01/24(a)	450	445,342
California Educational Facilities Authority RB, 0.00%, 10/01/24(a)	160	156,736
California Health Facilities Financing Authority RB, Series A, 5.00%, 11/15/24	20	23,630
California Infrastructure & Economic Development Bank RB 5.00%, 10/01/24	395	464,445
Series A, 5.00%, 10/01/24	330	388,192
California State Public Works Board RB
Series A, 5.00%, 09/01/24	250	292,690
Series B, 5.00%, 10/01/24	205	240,793
Series C, 5.00%, 03/01/24	100	114,755
Series D, 5.00%, 09/01/24	145	169,760
Series F, 5.00%, 05/01/24	80	92,425
Series G, 5.00%, 05/01/24	120	138,637
Series H, 5.00%, 12/01/24	65	76,848
Serise A, 5.00%, 03/01/24	145	166,395
Serise B, 5.00%, 10/01/24	150	176,190
California State University RB
Series A, 5.00%, 11/01/24	480	567,038
Serise A, 4.00%, 11/01/24	165	188,755
Cerritos Community College District GO, Series D, 0.00%, 08/01/24(a)	125	122,760
City of Los Angeles Department of Airports RB
Serise B, 5.00%, 05/15/24	265	307,013
Serise C, 5.00%, 05/15/24	120	139,025
City of Petaluma CA Wastewater Revenue RB, 5.00%, 05/01/24	130	150,649
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/24	100	114,437
5.00%, 11/01/24	240	283,618
Series D, 5.00%, 11/01/24	15	17,726
Coast Community College District GO, Series D, 5.00%, 08/01/24	35	40,976
Evergreen School District GO, 0.00%, 08/01/24 (AGC)(a)	100	98,140
Foothill-De Anza Community College District GO, 5.00%, 08/01/24	135	157,687
Grossmont Union High School District GO
0.00%, 08/01/24 (NPFGC)(a),	290	286,099
5.00%, 08/01/24	150	175,265
Long Beach Community College District GO 0.00%, 05/01/24 (NPFGC)(a),	170	167,052
Series F, 5.00%, 06/01/24	115	133,723
Los Angeles Community College District/CA GO, Serise C, 5.00%, 08/01/24	150	175,208
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 06/01/24	130	150,882
5.00%, 07/01/24	110	128,098
Series A, 5.00%, 06/01/24	500	581,040
Series A, 5.00%, 07/01/24	255	297,335

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles County Sanitation Districts Financing Authority RB, Series A, 5.00%, 10/01/24	$195	$229,831
Los Angeles Department of Water & Power Power System Revenue RB, Serise A, 5.00%, 07/01/24	75	87,285
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/24	110	128,017
Series B, 5.00%, 07/01/24	390	453,878
Series C, 5.00%, 07/01/24	65	75,646
Los Angeles Department of Water RB
Serise A, 5.00%, 07/01/24	50	58,283
Serise B, 5.00%, 07/01/24	65	75,767
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/24	1,115	1,296,790
Series B, 5.00%, 07/01/24	160	186,086
Series C, 5.00%, 07/01/24	390	453,586
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/24 (NPFGC)(a)	70	68,794
Pasadena Unified School District GO, Series B, 5.00%, 08/01/24	30	34,973
Placer Union High School District/CA GO, Series A, 0.00%, 08/01/24 (NPFGC)(a)	25	24,382
Port of Los Angeles RB, Series A, 5.00%, 08/01/24	15	17,407
Poway Unified School District GO, Series A, 0.00%, 08/01/24(a)	50	49,207
Sacramento Municipal Utility District RB, Series E, 5.00%, 08/15/24	85	99,438
Salinas Union High School District GO, Series A, 0.00%, 10/01/24 (NPFGC)(a)	20	19,599
San Diego Community College District GO, 5.00%, 08/01/24	65	75,973
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/24(a)	440	435,076
Series A, 0.00%, 07/01/24 (ETM)(a)	160	157,670
Series C-1, 5.50%, 07/01/24 (AGM),	160	189,107
Series R-4, 5.00%, 07/01/24	185	215,162
Serise D-1, 5.50%, 07/01/24 (NPFGC),	395	466,120
San Francisco City & County Airport Commission San Francisco International Airport RB, Series D, 5.00%, 05/01/24	130	150,419
San Francisco City & County Public Utilities Commission
Wastewater Revenue RB, Series A, 5.00%, 10/01/24	155	182,562
San Marcos Unified School District GO, 0.00%, 08/01/24(a)	40	39,242
San Mateo County Community College District GO, Serise B, 0.00%, 09/01/24 (NPFGC)(a)	100	98,931
San Mateo Union High School District GO, 4.00%, 09/01/24	130	147,914
Santa Clara County Financing Authority RB, Serise A, 5.00%, 11/15/24	410	483,046
Santa Clara Valley Water District COP, Serise C, 5.00%, 06/01/24	225	261,632
Southern California Public Power Authority RB 5.00%, 07/01/24	60	69,850
Serise C, 5.00%, 07/01/24	250	291,040
State of California Department of Water Resources RB 5.00%, 12/01/24	100	118,439
Series AR, 5.00%, 12/01/24 (PR 06/01/24)	35	40,637
Series AS, 5.00%, 12/01/24	410	485,600
Series AW, 5.00%, 12/01/24	105	124,361
Series BA, 5.00%, 12/01/24	170	201,346
State of California GO	110	125,367
4.00%, 10/01/24
Security	Par (000)	Value

California (continued)
4.00%, 11/01/24	$55	$62,852
5.00%, 03/01/24	265	304,453
5.00%, 04/01/24	550	634,040
5.00%, 05/01/24	500	578,360
5.00%, 08/01/24	360	420,635
5.00%, 09/01/24	595	697,531
5.00%, 10/01/24	775	911,563
5.00%, 11/01/24	615	725,755
Series A, 5.00%, 10/01/24	175	205,837
Series B, 5.00%, 08/01/24	300	350,529
Series B, 5.00%, 09/01/24	880	1,031,641
Sunnyvale Elementary School District GO, 5.00%, 09/01/24	100	117,547
University of California RB
Series AM, 5.00%, 05/15/24	90	103,980
Series AO, 5.00%, 05/15/24	275	317,716
Series AV, 5.00%, 05/15/24	110	127,086
Series AY, 5.00%, 05/15/24	110	127,086
William S Hart Union High School District GO, Series B, 0.00%, 08/01/24 (AGM)(a)	125	122,760
		21,898,363
Colorado — 0.8%
Board of Governors of Colorado State University System RB, Series E-2, 5.00%, 03/01/24 (NPFGC)	150	171,234
City & County of Denver CO Airport System Revenue RB, Series A, 5.00%, 11/15/24	110	129,232
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/24	70	82,554
Denver City & County School District No. 1 GO 5.00%, 12/01/24 (SAW)	145	171,431
Series A, 5.50%, 12/01/24 (SAW),	405	486,543
Series B, 5.00%, 12/01/24 (SAW),	85	100,494
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/24 (NPFGC)(a)	25	24,452
Metro Wastewater Reclamation District RB, Serise A, 5.00%, 04/01/24	215	247,779
University of Colorado RB
Series B-1, 5.00%, 06/01/24	50	57,904
Series C, VRDN,2.00%, 06/01/54 (Put 10/15/24)(b)(c)	250	264,927
		1,736,550
Connecticut — 1.5%
State of Connecticut GO
Series A, 5.00%, 03/01/24	105	120,107
Series A, 5.00%, 03/15/24	190	217,673
Series B, 5.00%, 04/15/24	235	270,114
Series B, 5.00%, 05/15/24	235	270,999
Series D, 5.00%, 04/15/24	440	505,745
Series D, 5.00%, 06/15/24	85	98,341
Series D, 5.00%, 08/15/24	295	343,516
Series E, 5.00%, 09/15/24	90	105,138
Series E, 5.00%, 10/15/24	175	205,089
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/24	380	441,545
Series A, 5.00%, 09/01/24	445	518,728
		3,096,995
Delaware — 0.8%
County of New Castle DE GO, 5.00%, 10/01/24	125	147,228
Delaware Transportation Authority RB
4.00%, 07/01/24	335	378,228
5.00%, 07/01/24	275	319,836

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware (continued)
State of Delaware GO 5.00%, 03/01/24	$360	$413,716
Series A, 5.00%, 10/01/24	100	117,661
Series B, 5.00%, 07/01/27 (PR 07/01/24)	85	98,621
Serise 2009 C, 5.00%, 10/01/24	220	258,854
		1,734,144
District of Columbia — 1.2%
District of Columbia GO Series A, 4.00%, 06/01/24	55	61,969
Series A, 5.00%, 06/01/24	400	463,960
Series A, 5.00%, 10/15/24	120	141,265
Series D, 5.00%, 06/01/24	390	452,361
District of Columbia RB, Series A, 5.00%, 12/01/24	460	544,235
District of Columbia Water & Sewer Authority RB Series B, 5.00%, 10/01/24	40	47,065
Serise A, 5.00%, 10/01/24	335	394,164
Serise B, 5.00%, 10/01/24	300	352,983
Metropolitan Washington Airports Authority RB, Series B, 5.00%, 10/01/24	15	17,649
		2,475,651
Florida — 3.7%
Central Florida Expressway Authority RB, 5.00%, 07/01/24	30	34,680
City of Jacksonville FL RB, Series B, 5.00%, 10/01/24	25	29,215
City of Tampa FL Water & Wastewater System Revenue RB, 5.00%, 10/01/24	25	29,466
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/24	50	58,249
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/24	90	105,174
County of Miami-Dade FL GO
Series A, 5.00%, 07/01/24	250	290,423
Series B, 5.00%, 07/01/24	100	116,044
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/24	150	172,737
County of Miami-Dade FL Water & Sewer System Revenue RB 5.00%, 10/01/24	420	492,660
Series B, 5.00%, 10/01/24	110	129,030
County of Sarasota FL RB, 5.00%, 10/01/2	45	52,713
Florida Department of Environmental Protection RB 5.00%, 07/01/24	295	342,988
Series A, 5.00%, 07/01/24	590	685,975
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/24	20	23,404
Florida State Development Commission RB, Series A, 5.00%, 07/01/24	100	116,119
Florida’s Turnpike Enterprise RB, Series A, 5.00%, 07/01/24	385	447,917
Hillsborough County School Board COP, Series A, 5.00%, 07/01/24	120	138,720
Lee County School Board (The) COP, 5.00%, 08/01/24	35	40,655
Miami-Dade County Expressway Authority RB, Series B, 5.00%, 07/01/24	85	97,448
Orange County Convention Center/Orlando RB, 5.00%, 10/01/24	190	222,034
Orange County School Board COP
Series B, 5.00%, 08/01/24	15	17,361
Series D, 5.00%, 08/01/24	50	57,871
Palm Beach County School District COP, Series B, 5.00%, 08/01/24	220	255,297
Pasco County School Board COP, Series A, 5.00%, 08/01/24	60	68,993
Security	Par (000)	Value

Florida (continued)
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/24	$190	$219,283
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/24	290	333,001
Series D, 5.00%, 02/01/24	50	56,860
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/24	195	223,796
School District of Broward County/FL COP
Series A, 5.00%, 07/01/24	220	254,726
Series B, 5.00%, 07/01/24	20	23,157
Series C, 5.00%, 07/01/24	100	115,785
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/24	235	273,404
State of Florida GO
Series A, 5.00%, 01/01/24	75	85,622
Series A, 5.00%, 07/01/24	155	180,271
Series B, 5.00%, 06/01/24	225	261,304
Series E, 5.00%, 06/01/24	200	232,270
Serise F, 5.00%, 06/01/24	390	452,926
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/24	340	396,195
Series B, 5.00%, 07/01/24	220	256,362
Volusia County School Board COP, Series A, 5.00%, 08/01/24	20	22,998
Volusia County School Board RB, 5.00%, 10/01/24	20	23,134
		7,436,267
Georgia — 2.0%
City of Atlanta Department of Aviation RB, Series A, 5.00%, 01/01/24	695	791,897
City of Atlanta GA Water & Wastewater Revenue RB 5.00%, 11/01/24	215	253,276
Serise B, 5.00%, 11/01/24	100	117,803
County of Forsyth GA GO, 5.00%, 09/01/24	280	328,471
Fayette County School District/GA GO, 5.25%, 09/01/24 (SAW)	105	123,948
Gwinnett County School District GO, 5.00%, 02/01/24	100	114,528
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/24	500	584,215
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 4.00%, 07/01/24	170	191,937
State of Georgia GO
Series A, 5.00%, 02/01/24	100	114,560
Series A-1, 5.00%, 02/01/24	130	148,928
Series C, 5.00%, 07/01/24	200	233,056
Series C-1, 5.00%, 01/01/24	135	154,119
Series C-1, 5.00%, 07/01/24	305	355,410
Series E, 5.00%, 12/01/24	320	379,139
Serise A, 5.00%, 08/01/24	105	122,766
		4,014,053
Hawaii — 1.3%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/24	350	406,685
Series B, 5.00%, 07/01/24	170	197,717
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/24	405	473,680
Series A, 5.00%, 10/01/24	50	58,670
Series B, 5.00%, 10/01/24	90	105,606
Series C, 5.00%, 10/01/24	70	82,138
Series D, 5.00%, 09/01/24	130	152,045

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
County of Hawaii HI GO
Series A, 5.00%, 09/01/24	$65	$75,845
Series B, 4.00%, 09/01/24	20	22,625
County of Maui HI GO, 5.00%, 09/01/24	35	40,977
State of Hawaii GO
Series EO, 5.00%, 08/01/24	40	46,676
Series ET, 5.00%, 10/01/24	110	129,206
Series EZ, 5.00%, 10/01/24	415	487,459
Series FE, 5.00%, 10/01/24	225	264,285
Series FH, 5.00%, 10/01/24	115	135,079
Series FN, 5.00%, 10/01/24	35	41,111
		2,719,804
Idaho — 0.1%
Idaho Housing & Finance Association RB
5.00%, 07/15/24	115	132,452
Series A, 5.00%, 07/15/24	25	28,794
		161,246
Illinois — 1.8%
Chicago O’Hare International Airport RB
Series C, 5.00%, 01/01/24	195	221,209
Series D, 5.00%, 01/01/24	105	119,113
Series E, 5.00%, 01/01/24	150	170,162
Illinois Finance Authority RB
5.00%, 01/01/24	100	113,974
5.00%, 07/01/24	175	203,532
Series A, 5.00%, 10/01/24	305	355,938
Illinois State Toll Highway Authority RB
5.00%, 01/01/24.	100	113,597
Series D, 5.00%, 01/01/24	195	221,514
State of Illinois GO
5.00%, 02/01/24	375	419,284
5.00%, 04/01/24	105	117,954
5.00%, 05/01/24	405	455,941
Series A, 4.00%, 05/01/24	210	229,713
Series A, 5.00%, 10/01/24	65	74,025
Series A, 5.00%, 11/01/24	250	285,352
Series A, 5.00%, 12/01/24	50	57,198
Series D, 5.00%, 11/01/24	385	433,710
State of Illinois RB
Series C, 4.00%, 06/15/24	25	27,163
Series D, 5.00%, 06/15/24	75	83,949
		3,703,328
Indiana — 1.1%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/24	150	171,694
Series A, 5.00%, 10/01/24	230	269,146
Series C, 5.00%, 12/01/24	480	567,495
Indiana Municipal Power Agency RB, Series C, 5.00%, 01/01/24	335	380,027
Indiana University RB, Series X, 5.00%, 08/01/24	135	157,584
Purdue University COP, Series A, 5.00%, 07/01/24	180	209,750
Purdue University RB
Series A, 5.00%, 07/01/24	150	174,792
Series DD, 5.00%, 07/01/24	245	285,494
		2,215,982
Iowa — 0.4%
Iowa Finance Authority RB, 5.00%, 08/01/24	425	495,771
Security	Par (000)	Value

Iowa (continued)
State of Iowa RB
5.00%, 06/15/24	$100	$116,061
Series A, 5.00%, 06/01/24	110	127,470
		739,302
Kansas — 0.8%
City of Wichita KS Water & Sewer Utility Revenue RB, Series A, 5.00%, 10/01/24	200	234,200
Johnson County Unified School District No. 229 Blue Valley GO, Series B, 5.00%, 10/01/24	70	82,222
Johnson County Water District No. 1 RB, 5.00%, 01/01/24	35	39,946
Kansas Development Finance Authority RB, 5.00%, 05/01/24	400	461,980
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 4.00%, 10/01/24	55	62,532
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/24	585	684,667
		1,565,547
Kentucky — 0.1%
Louisville & Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/24	200	231,136

Louisiana — 0.3%
State of Louisiana GO
5.00%, 05/01/24	185	213,340
Series A, 5.00%, 09/01/24	120	140,116
Series B, 5.00%, 05/01/24	25	28,812
Series C, 5.00%, 08/01/24	50	58,193
Series D, 5.00%, 12/01/24	150	176,838
		617,299
Maine — 0.8%
City of Portland ME GO, 5.00%, 10/01/24	140	164,613
Maine Municipal Bond Bank RB Series A, 5.00%, 11/01/24	105	123,693
Series B, 5.00%, 11/01/24	110	129,583
Series C, 5.00%, 11/01/24	200	235,606
Series D, 5.00%, 11/01/24	25	29,451
Maine Turnpike Authority RB, 5.00%, 07/01/24	120	138,942
State of Maine GO Series B, 5.00%, 06/01/24	250	289,975
Serise B, 5.00%, 06/01/24	425	492,958
		1,604,821
Maryland — 4.8%
City of Baltimore MD RB, Series A, 5.00%, 07/01/24	95	109,961
County of Anne Arundel MD GOL, 5.00%, 10/01/24	365	429,463
County of Baltimore MD GO 5.00%, 02/01/24	100	114,528
5.00%, 03/01/24	400	459,684
5.00%, 08/01/24	175	204,543
County of Carroll MD GO, 5.00%, 11/01/24	225	265,612
County of Charles MD GO, 5.00%, 10/01/24	100	117,661
County of Frederick MD GO, Series A, 5.00%, 08/01/24	25	29,221
County of Howard MD GO Series A, 5.00%, 02/15/24	120	137,653
Series C, 5.00%, 02/15/24	75	86,033
Serise B, 5.00%, 02/15/24	50	57,356
County of Montgomery MD GO Series A, 5.00%, 11/01/24	500	590,250
Series A, 5.00%, 12/01/24	125	148,049
Series A, 5.00%, 11/01/26 (PR 11/01/24)	10	11,791
Series B, 5.00%, 11/01/24	50	59,025

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Serise A, 4.00%, 11/01/31 (PR 11/01/24)	$1,000	$1,141,790
Serise A, 5.00%, 11/01/24	250	295,125
County of Prince George’s MD GOL
Series A, 4.00%, 09/01/24	365	415,016
Series A, 5.00%, 07/15/24	170	198,344
Series B, 5.00%, 07/15/24	225	262,514
State of Maryland Department of Transportation RB
4.00%, 09/01/24	235	267,110
5.00%, 05/01/24	150	173,508
5.00%, 09/01/24	205	240,326
5.00%, 10/01/24	305	358,744
5.00%, 11/01/24	235	277,321
State of Maryland GO
First Series, 5.00%, 06/01/24	460	534,055
Series A, 5.00%, 03/15/24	250	287,762
Series A, 5.00%, 08/01/24	150	175,323
Series B, 4.00%, 08/01/24	150	170,093
Series B, 5.00%, 08/01/24	835	975,965
Series C, 5.00%, 08/01/24	535	625,319
Washington Suburban Sanitary Commission RB	90	101,500
4.00%, 06/01/24
5.00%, 06/01/24	405	470,201
5.00%, 06/15/24 (GTD),	40	46,513
		9,837,359
Massachusetts — 3.0%
City of Boston MA GO, Serise D, 5.00%, 03/01/24	250	287,388
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24	105	121,903
Commonwealth of Massachusetts GO
Series A, 5.00%, 01/01/24	250	285,248
Series C, 5.50%, 12/01/24 (AMBAC),	135	162,410
Commonwealth of Massachusetts GOL
Series 7, 5.00%, 07/01/24	65	75,694
Series A, 5.00%, 07/01/24	40	46,581
Series B, 5.00%, 07/01/24	640	745,299
Series B, 5.25%, 09/01/24 (AGM),	850	1,004,062
Series C, 5.00%, 07/01/24	60	69,872
Series C, 5.00%, 10/01/24	300	352,863
Series F, 5.00%, 05/01/24	100	115,672
Series H, 5.00%, 12/01/24	185	219,034
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/24.	35	40,597
Massachusetts Bay Transportation Authority RB Series A, 5.00%, 07/01/24	295	343,567
Series B, 5.00%, 07/01/24	80	93,162
Series C, 5.50%, 07/01/24	200	236,310
Serise A, 5.00%, 07/01/24	385	448,344
Massachusetts Clean Water Trust (The) RB	120	140,075
Series 2017, 5.00%, 08/01/24
Serise 21, 5.00%, 08/01/24	200	233,458
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/24
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB,	175	199,399
5.00%, 01/01/24
Massachusetts Water Resources Authority RB	210	245,211
Series B, 5.00%, 08/01/24
Series F, 5.00%, 08/01/24	250	291,917
Serise C, 5.00%, 08/01/24	130	151,410
		6,160,581
Security	Par (000)	Value

Michigan — 0.8%
Michigan Finance Authority RB
Series B, 5.00%, 10/01/24	$115	$135,264
Series C-3, 5.00%, 07/01/24 (AGM),	115	133,068
Michigan State Building Authority RB, Series I, 5.00%, 04/15/24	430	496,040
Oxford Area Community School District GO, Series A, 5.00%, 05/01/24	15	17,293
State of Michigan Comprehensive Transportation Revenue RB, 5.00%, 11/15/24	60	70,565
State of Michigan GO, Series A, 5.00%, 12/01/24	220	260,379
State of Michigan RB, 5.00%, 03/15/24	355	405,630
University of Michigan RB
Series A, 5.00%, 04/01/24	50	57,640
Serise A, 5.00%, 04/01/24	90	103,752
Wayne County Airport Authority RB, Series C, 5.00%, 12/01/24	50	58,799
		1,738,430
Minnesota — 1.5%
County of Hennepin MN GO, Series A, 5.00%, 12/01/24	200	236,794
Metropolitan Council GO
Series A, 5.00%, 03/01/24	50	57,461
Series C, 5.00%, 03/01/24	170	195,365
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	125	141,645
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/24	90	105,318
Minnesota Public Facilities Authority RB, Series B, 3.00%, 03/01/24	500	543,075
Rosemount-Apple Valley-Eagan Independent School District No. 196 GO, Series A, 5.00%, 02/01/24	115	131,521
Southern Minnesota Municipal Power Agency RB, Series A, 4.00%, 01/01/24	100	110,360
State of Minnesota GO
Series A, 5.00%, 08/01/24	585	684,204
Series B, 5.00%, 08/01/24	190	222,220
Series B, 5.00%, 10/01/24	100	117,742
Series D, 5.00%, 08/01/24	370	432,745
Series E, 5.00%, 10/01/24	75	88,307
		3,066,757
Mississippi — 0.2%
State of Mississippi GO
Series C, 4.00%, 10/01/24	25	28,443
Series C, 5.00%, 10/01/24	360	422,856
		451,299
Missouri — 0.9%
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/24	150	174,750
Missouri Highway & Transportation Commission RB
5.00%, 05/01/24	100	115,531
Series A, 5.00%, 05/01/24	440	508,336
Series B, 5.00%, 05/01/24	105	121,308
Missouri State Board of Public Buildings RB
Series A, 4.00%, 04/01/24	250	280,230
Serise A, 5.00%, 04/01/24	255	293,877
Serise B, 5.00%, 04/01/24	110	126,771
University of Missouri RB, Series A, 5.00%, 11/01/24	240	282,432
		1,903,235

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nebraska — 0.7%
City of Omaha NE GO
Series B, 5.00%, 04/15/24	$175	$201,574
Series B, 5.00%, 11/15/24	25	29,464
Serise A, 5.00%, 01/15/24	125	142,536
Nebraska Public Power District RB, Series A-1, 5.00%, 01/01/24	225	255,242
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/24	55	62,723
Omaha Public Power District RB
Series A, 5.00%, 02/01/24	150	171,452
Series AA, 5.00%, 02/01/24	50	57,102
Series B, 5.00%, 02/01/31 (PR 08/01/24)	495	578,140
		1,498,233
Nevada — 1.9%
Clark County School District GOL
Series B, 5.00%, 06/15/24	50	57,412
Series C, 5.00%, 06/15/24	480	551,150
Clark County Water Reclamation District GOL, 5.00%, 07/01/24	145	168,641
County of Clark Department of Aviation RB, Series C, 5.00%, 07/01/24	105	121,691
County of Clark NV GO, Serise A, 5.00%, 12/01/24	100	118,018
County of Clark NV GOL
5.00%, 06/01/24	65	75,229
5.00%, 11/01/24	150	176,458
Series A, 5.00%, 06/01/24	65	75,229
Series A, 5.00%, 11/01/24	205	241,160
Series B, 5.00%, 11/01/24	255	299,979
County of Clark NV RB
5.00%, 07/01/24	255	295,630
Series A, 5.00%, 07/01/24	95	110,136
Las Vegas Valley Water District GOL
Series A, 5.00%, 02/01/24	10	11,440
Series B, 5.00%, 06/01/24	410	475,411
Nevada System of Higher Education RB, Series A, 5.00%, 07/01/24	140	161,169
State of Nevada GOL
Series A, 5.00%, 05/01/24	165	190,219
Series B, 5.00%, 11/01/24	235	276,259
Series D, 5.00%, 04/01/24	165	189,590
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/24	120	141,974
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/24	80	92,706
		3,829,501
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/24	50	57,781
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/24	50	58,474
Series E, 5.00%, 08/15/24	15	17,525
State of New Hampshire GO, Series B, 5.00%, 12/01/24	115	136,205
		269,985
New Jersey — 2.3%
County of Essex NJ GO, Serise B, 5.00%, 09/01/24 (SCH BD RES FD)	110	128,955
County of Monmouth NJ Go, 5.00%, 07/15/24	445	518,692
Security	Par (000)	Value

New Jersey (continued)
Monmouth County Improvement Authority (The) RB
5.00%, 12/01/24 (GTD),	$65	$76,848
Serise A, 4.00%, 08/01/24	400	452,532
New Jersey Economic Development Authority RB
Series AAA, 4.00%, 06/15/24	90	100,276
Series N-1, 5.50%, 09/01/24 (AMBAC),	55	64,577
Series UU, 5.00%, 06/15/24	70	80,325
Series XX, 4.00%, 06/15/24 (SAP),	445	495,810
Series XX, 5.00%, 06/15/24 (SAP),	135	154,913
New Jersey Educational Facilities Authority RB
Series A, 5.00%, 07/01/24	80	93,193
Series A, 5.00%, 09/01/24	110	127,206
Serise I, 5.00%, 07/01/24	150	174,737
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/24	275	314,806
Series A-1, 5.00%, 06/15/24	400	455,976
Series AA, 5.00%, 06/15/24	180	206,550
New Jersey Turnpike Authority RB, Series C, 5.00%, 01/01/24	140	158,598
State of New Jersey GO, 5.00%, 06/01/24	930	1,070,653
		4,674,647
New Mexico — 0.9%
New Mexico Finance Authority RB
5.00%, 06/01/24.	150	173,877
Series A, 5.00%, 06/01/24	35	40,571
Series A, 5.00%, 06/15/24	510	591,166
Series D, 5.00%, 06/15/24	45	52,211
State of New Mexico GO
5.00%, 03/01/24	145	166,395
Series A, 5.00%, 03/01/24	200	229,510
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/24	420	488,477
Series B, 4.00%, 07/01/24	140	158,066
		1,900,273
New York — 9.9%
City of New York NY GO
4.00%, 08/01/24	100	112,834
5.00%, 08/01/24	125	145,293
Series 1, 5.00%, 08/01/24	490	569,623
Series 2015-A, 5.00%, 08/01/24	230	267,338
Series A-1, 5.00%, 08/01/24	50	58,155
Series B, 5.00%, 08/01/24	100	116,310
Series B-1, 5.00%, 12/01/24	25	29,452
Series C, 5.00%, 08/01/24	1,170	1,359,938
Series D, 4.00%, 08/01/24	120	135,401
Series E, 5.00%, 08/01/24	365	424,531
Series I, 5.00%, 03/01/24	80	91,484
Serise A, 2.50%, 08/01/24	300	321,774
Serise A-1, 5.00%, 08/01/24	100	116,310
County of Onondaga NY GOL, 5.00%, 05/01/24	60	69,255
Long Island Power Authority RB, Series A, 0.00%, 12/01/24 (AGM)(a)	50	48,460
Metropolitan Transportation Authority RB
Series A-1, 4.00%, 11/15/24	20	21,935
Series A-2, 5.00%, 11/15/24	90	102,190
Series B, 5.00%, 11/15/24	525	596,111
Series B, 5.25%, 11/15/24 (AMBAC),	100	114,671
Series B-2, 5.00%, 11/15/24	95	111,254
Series C-1, 5.00%, 11/15/24	855	970,810
Series F, 5.00%, 11/15/24	55	62,450

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Building Aid Revenue RB
Series S, 4.00%, 07/15/24 (SAW),	$75	$84,788
Series S, 5.00%, 07/15/24 (SAW),	105	122,315
Series S-1, 5.00%, 07/15/24 (SAW)	600	698,940
Series S-2, 5.00%, 07/15/24 (SAW),	115	133,964
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/24	250	294,817
Series A-1, 5.00%, 08/01/24	570	665,572
Series B-1, 5.00%, 08/01/24	180	210,181
Series C, 5.00%, 11/01/24	805	949,312
Series E-1, 5.00%, 02/01/24	80	91,545
New York City Water & Sewer System RB, Series AA, 5.00%, 06/15/24	1,190	1,382,435
New York State Dormitory Authority RB
Series A, 4.00%, 03/15/24	140	156,657
Series A, 5.00%, 02/15/24	230	263,470
Series A, 5.00%, 03/15/24	1,265	1,454,518
Series A, 5.00%, 07/01/24	590	675,861
Series B, 5.00%, 10/01/24	15	17,493
Series B, 5.50%, 03/15/24 (AMBAC),	280	325,707
Series C, 5.00%, 03/15/24	105	120,758
Series D, 5.00%, 02/15/24	145	166,100
Series E, 5.00%, 02/15/24	430	492,574
Series E, 5.00%, 03/15/24	400	459,760
Series F, 5.00%, 10/01/24 (SAW),	20	23,079
New York State Environmental Facilities Corp. RB
5.00%, 06/15/24	635	738,155
Series A, 4.00%, 06/15/24	45	50,799
Series D, 5.00%, 09/15/24	130	152,638
New York State Thruway Authority RB
Series A, 4.00%, 01/01/24	100	110,360
Series J, 5.00%, 01/01/24	150	169,879
Series L, 5.00%, 01/01/24	185	209,518
New York State Urban Development Corp. RB
5.00%, 03/15/24	115	132,259
Series A, 5.00%, 03/15/24	1,390	1,598,612
Port Authority of New York & New Jersey RB, Series 194, 5.00%, 10/15/24	285	334,579
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%,10/15/24	650	765,713
State of New York GO, Series A, 5.00%, 03/01/24	100	114,821
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/24	730	860,663
Series C-1, 5.00%, 11/15/24	165	194,533
		20,067,954
North Carolina — 2.5%
City of Charlotte NC COP, 5.00%, 06/01/24	125	144,671
City of Charlotte NC GO, Serise A, 5.00%, 06/01/24	65	75,488
City of Raleigh NC RB, Serise A, 5.00%, 06/01/24	125	144,898
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/24	10	11,606
County of Buncombe NC RB
5.00%, 06/01/24	125	144,898
Serise A, 5.00%, 06/01/24	100	115,845
County of Durham NC GO, 5.00%, 10/01/24	45	52,947
County of Forsyth NC GO
5.00%, 04/01/24	100	115,315
5.00%, 12/01/24	95	112,517
Security	Par (000)	Value

North Carolina (continued)
County of Guilford NC GO, 5.00%, 03/01/24	$520	$597,589
County of Mecklenburg NC GO
4.00%, 02/01/24	145	161,777
5.00%, 03/01/24	245	281,640
Series A, 5.00%, 12/01/24	125	148,101
Series B, 5.00%, 12/01/24	145	171,797
County of Orange NC GO, 4.00%, 04/01/24	200	224,318
County of Wake NC GO, Series A, 5.00%, 03/01/24	295	339,117
County of Wake NC RB
Series A, 5.00%, 08/01/24	135	157,533
Series A, 5.00%, 12/01/24	60	70,937
North Carolina State University at Raleigh RB, 5.00%, 10/01/24	25	29,385
State of North Carolina GO
Series A, 5.00%, 06/01/24	140	162,590
Series C, 5.00%, 05/01/24	535	619,220
State of North Carolina RB
5.00%, 03/01/24	325	371,871
Series B, 5.00%, 06/01/24	465	539,353
Series C, 5.00%, 05/01/24	100	115,601
University of North Carolina at Greensboro RB, 5.00%, 04/01/24	115	131,706
		5,040,720
Ohio — 3.6%
City of Columbus OH GO
Series 2017-1, 5.00%, 04/01/24	360	415,008
Series A, 4.00%, 08/15/24	280	317,803
Series A, 5.00%, 07/01/24	170	197,970
Cleveland Department of Public Utilities Division of Water RB, Serise Y, 4.00%, 01/01/29 (PR 01/01/24)	1,040	1,156,054
County of Franklin OH GOL, 5.00%, 12/01/24	10	11,827
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/24	200	233,532
Miami University/Oxford OH RB, 5.00%, 09/01/24	150	174,969
Ohio State University (The) RB, Series A, 5.00%, 12/01/24	50	59,114
Ohio University RB, Series A, 5.00%, 12/01/24	110	129,221
Ohio Water Development Authority RB
5.00%, 06/01/24	100	116,099
5.00%, 12/01/24	225	266,676
Serise B, 5.00%, 12/01/24	160	189,637
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/24	125	145,124
5.00%, 12/01/24	110	130,375
Series 2015-A, 5.00%, 06/01/24	200	232,198
Series 2015-A, 5.00%, 12/01/24	95	112,597
State of Ohio GO
Series A, 4.00%, 05/01/24	110	123,640
Series A, 5.00%, 08/01/24	185	216,090
Series A, 5.00%, 09/01/24	70	82,035
Series A, 5.00%, 09/15/24	490	575,133
Series B, 5.00%, 08/01/24	95	110,965
Series B, 5.00%, 09/15/24	75	88,031
Series S, 5.00%, 05/01/24	145	167,672
Series U, 5.00%, 05/01/24	140	161,890
Serise A, 5.00%, 05/01/24	150	173,454
Serise A, 5.00%, 06/15/24	200	232,416
Serise B, 5.00%, 09/15/24	125	146,717
State of Ohio RB
Series A, 5.00%, 04/01/24	505	579,917

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Series A, 5.00%, 10/01/24	$200	$234,200
Series A, 5.00%, 12/01/24	345	406,582
Series B, 5.00%, 10/01/24	35	41,111
Series C, 5.00%, 12/01/24	90	106,065
		7,334,122
Oklahoma — 0.6%
City of Oklahoma City OK GO
4.00%, 03/01/24	250	279,213
5.00%, 03/01/24	10	11,492
Grand River Dam Authority RB
Series A, 4.00%, 06/01/24	240	268,709
Series A, 5.00%, 06/01/24	75	86,532
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/24	215	249,017
Series B, 5.00%, 01/01/24	15	17,044
Series B, 5.00%, 07/01/24	55	63,702
Series C, 5.00%, 07/01/24	30	34,747
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/24	115	131,033
Oklahoma Water Resources Board RB, 5.00%, 04/01/24	30	34,584
		1,176,073
Oregon — 1.6%
City of Portland OR GOL, Series B, 5.00%, 06/15/24	160	186,051
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 10/01/24	25	29,395
Series B, 5.00%, 06/01/24	50	57,995
City of Portland OR Water System Revenue RB, Series A, 5.00%, 05/01/24.	250	289,002
Multnomah County School District No. 1 Portland/OR GO, Series B, 5.00%, 06/15/24 (GTD)	300	348,294
Oregon State Lottery RB
Series C, 5.00%, 04/01/24	220	253,315
Series E, 5.00%, 04/01/24 (MORAL OBLG),	150	172,715
Portland Community College District GO, 5.00%, 06/15/24	150	174,147
Salem-Keizer School District No. 24J GO, Serise B, 0.00%, 06/15/24 (GTD)(a)	125	123,065
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/24	405	478,499
State of Oregon GO
Series A, 5.00%, 05/01/24	500	578,180
Series B, 5.00%, 08/01/24	15	17,521
Series H, 5.00%, 05/01/24	85	98,291
Series I, 5.00%, 08/01/24	15	17,521
Series O, 5.00%, 08/01/24	25	29,201
Serise K, 5.00%, 11/01/24	200	235,936
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO, Series J, 5.00%, 06/15/24 (GTD)	200	232,196
		3,321,324
Pennsylvania — 2.2%
City of Philadelphia PA GO
5.00%, 08/01/24	125	144,394
Series A, 5.00%, 08/01/24	115	132,842
City of Philadelphia PA Water & Wastewater Revenue RB, Serise B, 5.00%, 11/01/24	260	305,542
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/24	120	136,806
First Series, 5.00%, 03/01/24	105	120,527
First Series, 5.00%, 03/15/24	245	281,674
First Series, 5.00%, 06/15/24	170	197,430
First Series, 5.00%, 07/01/24	335	389,746
Security	Par (000)	Value

Pennsylvania (continued)
First Series, 5.00%, 08/15/24	$605	$707,299
First Series, 5.00%, 09/15/24	235	275,643
Second Series, 5.00%, 01/15/24	65	74,222
Second Series, 5.00%, 09/15/24	310	363,614
County of Berks PA GO, 5.00%, 11/15/24	100	117,857
County of Chester PA GO, 5.00%, 07/15/24	20	23,350
County of Montgomery PA GO, Series A, 5.00%, 04/01/24	20	23,070
Delaware County Authority RB, 5.00%, 08/01/24	45	51,846
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/24	170	197,591
Serise B, 5.00%, 07/01/24	105	122,042
Pennsylvania Infrastructure Investment Authority RB, Series A, 5.00%, 01/15/24	195	222,916
Pennsylvania Turnpike Commission RB
5.00%, 06/01/24	105	119,829
Series A, 5.00%, 12/01/24	120	140,208
Series A-1, 5.00%, 12/01/24	140	165,637
Series B, 5.00%, 12/01/24	70	82,818
		4,396,903
Rhode Island — 0.5%
Rhode Island Commerce Corp. RB, Series A, 4.00%, 06/15/24	210	235,475
Rhode Island Infrastructure Bank Water Pollution Control
Revolving Fund RB, Series B, 5.00%, 10/01/24	180	211,574
Rhode Island Turnpike & Bridge Authority RB, Series A, 5.00%, 10/01/24	215	249,119
State of Rhode Island GO
Series A, 5.00%, 05/01/24	155	179,017
Series D, 5.00%, 08/01/24	110	128,317
		1,003,502
South Carolina — 0.8%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/24	45	53,014
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/24	155	176,805
County of Charleston SC GO, Series C, 5.00%, 11/01/24 (SAW)	20	23,610
Horry County School District/SC GO
5.00%, 03/01/24 (SCSDE),	110	126,231
Series A, 5.00%, 03/01/24	80	91,804
Lancaster County School District/SC GO, 5.00%, 03/01/24	100	114,755
Richland County School District No. 1/SC GO, Series C, 5.00%, 03/01/24	100	114,788
South Carolina Transportation Infrastructure Bank RB, Series A, 5.00%, 10/01/24	175	203,115
State of South Carolina GO
Series B, 5.00%, 04/01/24 (SAW)	475	547,580
Serise A, 5.00%, 04/01/24 (SAW),	75	86,460
		1,538,162
Tennessee — 1.4%
City of Chattanooga TN GO, Serise B, 5.00%, 03/01/24	100	114,888
City of Memphis TN Electric System Revenue RB, 5.00%,12/01/24	100	118,102
County of Blount TN GO, Series B, 5.00%, 06/01/24	100	115,737
County of Williamson TN GO, 5.00%, 04/01/24	150	172,816
Metropolitan Government of Nashville & Davidson County TN
Electric Revenue RB, Series A, 5.00%, 05/15/24	185	214,199
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/24	245	279,312

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
5.00%, 07/01/24	$255	$296,672
Serise C, 4.00%, 07/01/24	150	169,412
State of Tennessee GO
Series A, 5.00%, 08/01/24	110	128,570
Series B, 5.00%, 08/01/24	405	473,372
Tennessee State School Bond Authority RB
5.00%, 11/01/24 (ST INTERCEPT),	60	70,732
Series A, 5.00%, 11/01/24	205	241,666
Series B, 5.00%, 11/01/24	315	372,248
		2,767,726
Texas — 12.8%
Alamo Community College District GOL, 5.00%, 02/15/24	40	45,806
Aldine Independent School District GO, 5.00%, 02/15/24 (PSF)	125	143,265
Alief Independent School District GO, 5.00%, 02/15/24 (PSF)	125	143,101
Allen Independent School District GO, 5.00%, 02/15/24 (PSF)	100	114,711
Arlington Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF),	40	45,792
Series B, 5.00%, 02/15/24 (PSF),	75	85,861
Austin Independent School District GO
5.00%, 08/01/24 (PSF),	125	145,959
Series A, 4.00%, 08/01/24 (PSF),	125	141,604
Series A, 5.00%, 08/01/24 (PSF),	35	40,868
Birdville Independent School District GO
5.00%, 02/15/24 (PSF),	10	11,451
Series A, 5.00%, 02/15/24 (PSF),	105	120,240
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/24 (AMBAC)(a),	25	24,391
Series C, 5.00%, 08/15/24	125	145,799
City of Austin TX GOL
5.00%, 09/01/24	205	240,005
Series A, 5.00%, 09/01/24	230	269,275
City of Austin TX Water & Wastewater System RB
5.00%, 11/15/24	155	182,807
Series A, 5.00%, 11/15/24	355	418,687
City of Austin TX Water & Wastewater System Revenue RB, Series A, 5.00%, 05/15/24	90	104,076
City of Brownsville TX GOL
5.00%, 02/15/24	10	11,402
5.00%, 02/15/24 (ETM)	5	5,715
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/24	145	170,085
Serise C, 5.00%, 10/01/24	250	293,550
City of Denton TX GOL, 5.00%, 02/15/24	25	28,571
City of El Paso TX GOL, 5.00%, 08/15/24	105	122,674
City of Grand Prairie TX GOL, 5.00%, 02/15/24	290	331,995
City of Houston TX Combined Utility System RB, Series B, 5.00%, 11/15/24	190	224,324
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/24	65	76,742
Series C, 5.00%, 05/15/24	310	358,816
Series D, 5.00%, 11/15/24	125	147,581
City of Pflugerville TX GOL, 5.00%, 08/01/24	60	69,786
City of Plano TX GOL, 5.00%, 09/01/24	50	58,538
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.25%, 02/01/24	445	512,542
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/24	275	314,686
5.00%, 02/01/24 (ETM)	155	177,122
Security	Par (000)	Value

Texas (continued)
City of San Antonio TX GOL
5.00%, 02/01/24	$240	$274,555
5.00%, 08/01/24	400	466,916
Clear Creek Independent School District GO, 5.00%, 02/15/24 (PSF)	30	34,364
Comal Independent School District GO, Series B, 5.00%, 02/01/24 (PSF)	110	125,838
Conroe Independent School District GO, 5.00%, 02/15/24 (PSF).	105	120,309
County of Bexar TX GOL, 5.00%, 06/15/24	180	208,845
County of Denton TX GOL, 5.00%, 07/15/24	105	122,269
County of Travis TX RB, 5.00%, 03/01/24	60	68,753
Crowley Independent School District GO, Series A, 5.00%, 08/01/24 (PSF)	80	93,139
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF),	115	131,691
Series C, 5.00%, 02/15/24 (PSF),	75	85,886
Dallas Area Rapid Transit RB
5.00%, 12/01/24	170	200,845
Series A, 5.00%, 12/01/24	415	490,298
Fort Bend Independent School District GO
Series C, 5.00%, 02/15/24 (PSF),	25	28,670
Series C, 5.00%, 08/15/24 (PSF),	75	87,769
Fort Worth Independent School District GO, 5.00%, 02/15/24 (PSF)	400	458,056
Frisco Independent School District GO, 5.00%, 08/15/24 (PSF)	320	373,862
Garland Independent School District GO, Serise A, 5.00%, 02/15/24 (PSF)	300	343,542
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/24 (PSF)(a)	70	69,166
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/24	190	222,201
Katy Independent School District GO, Series D, 5.00%,02/15/24 (PSF)	125	143,101
Keller Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF),	160	183,222
Series A, 5.00%, 08/15/24 (PSF),	70	81,782
Klein Independent School District GO
5.00%, 08/01/24 (PSF),	65	75,824
Series A, 5.00%, 08/01/24 (PSF),	295	344,123
Lamar Consolidated Independent School District GO
5.00%, 02/15/24 (PSF),	120	137,456
Series A, 2.00%, 02/15/24 (PSF),	50	52,735
Laredo Independent School District GO, 0.00%, 08/01/24 (PSF)(a)	150	147,983
Leander Independent School District GO, Series D, 0.00%,08/15/24 (PSF)(a)	100	98,809
Lewisville Independent School District GO
5.00%, 08/15/24	400	467,328
5.00%, 08/15/24 (PSF),	185	216,210
Lone Star College System GOL
5.00%, 09/15/24	185	217,142
Series A, 5.00%, 02/15/24	40	45,858
Series A, 5.00%, 08/15/24	120	140,383
Lower Colorado River Authority RB
5.00%, 05/15/24	195	224,943
Series B, 5.00%, 05/15/24	160	184,568
Metropolitan Transit Authority of Harris County RB
Series A, 5.00%, 11/01/24	175	206,012

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series B, 5.00%, 11/01/24	$125	$147,151
Series D, 5.00%, 11/01/24	285	335,505
North East Independent School District/TX GO
5.00%, 08/01/24 (PSF),	470	547,371
5.25%, 02/01/24 (PSF),	100	114,918
North Texas Municipal Water District RB
5.00%, 06/01/24	135	156,538
5.50%, 06/01/24	50	58,807
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/24	275	322,066
North Texas Tollway Authority RB, Series A, 5.00%, 01/01/24	305	346,471
Northside Independent School District GO
5.00%, 08/01/24 (PSF),	275	321,005
5.00%, 08/15/24 (PSF),	75	87,682
Series A, 5.00%, 08/15/24 (PSF),	165	192,900
Northwest Independent School District GO, Series A, 5.00%,02/15/24 (PSF)	95	108,851
Pasadena Independent School District GO, 5.00%, 02/15/24 (PSF)	150	171,771
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/24	110	127,976
Series B, 5.00%, 07/01/24	195	226,867
Pflugerville Independent School District GO, 5.00%, 02/15/24 (PSF).	225	257,657
Rockwall Independent School District GO, Series A, 0.00%,02/15/24 (PSF)(a)	35	34,481
Round Rock Independent School District GO, 5.00%, 08/01/24 (PSF)	165	192,665
San Antonio Independent School District/TX GO, 5.00%,02/15/24 (PSF)	405	463,514
San Antonio Water System RB
Series A, 5.00%, 05/15/24	390	451,132
Series B, 5.00%, 05/15/24	120	138,810
Spring Independent School District GO, 5.00%, 08/15/24 (PSF)	580	678,519
State of Texas GO
5.00%, 04/01/24	225	259,304
Series A, 5.00%, 10/01/24	740	870,100
Series B-1, 5.00%, 08/01/24	80	93,444
Series D, 5.00%, 05/15/24	425	492,226
Serise A, 5.00%, 10/01/39 (PR 10/01/24)	1,000	1,175,130
Tarrant Regional Water District RB, Series A, 5.00%, 03/01/24	250	286,220
Texas A&M University RB
Series C, 5.00%, 05/15/24	375	433,781
Series E, 4.00%, 05/15/24	25	28,127
Series E, 5.00%, 05/15/24	275	318,106
Texas Public Finance Authority RB, 5.00%, 02/01/24	210	239,828
Texas State University System RB, Series A, 5.00%, 03/15/24	250	287,255
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/24	320	375,872
Series A, 5.00%, 04/01/24	615	708,129
Series A, 5.00%, 10/01/24	145	170,317
Texas Water Development Board RB
5.00%, 04/15/24	405	467,483
5.00%, 08/01/24	390	455,391
Series A, 5.00%, 10/15/24	195	229,556
Series B, 5.00%, 04/15/24	50	57,714
Tyler Independent School District GO, 5.00%, 02/15/24 (PSF)	30	34,344
United Independent School District/TX GO, 5.00%, 08/15/24 (PSF)	20	23,351
Security	Par (000)	Value

Texas (continued)
University of Houston RB, Series A, 5.00%, 02/15/24	$400	$457,792
University of North Texas System RB, Series A, 5.00%,04/15/24	45	51,708
University of Texas System (The) RB
Series C, 5.00%, 08/15/24	125	146,378
Series D, 5.00%, 08/15/24	120	140,522
Series E, 5.00%, 08/15/24	175	204,862
Series H, 5.00%, 08/15/24	210	245,914
Ysleta Independent School District GO, 5.00%, 08/15/24 (PSF)	90	104,975
		26,142,766
Utah — 1.1%
City of Ogden City UT Sewer & Water Revenue RB, 5.00%,06/15/24	50	57,866
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 5.00%, 07/01/24	25	29,076
Nebo School District GO, Series C, 4.00%, 07/01/24 (GTD)	100	112,941
State of Utah GO
5.00%, 07/01/24.	400	466,112
Series B, 5.00%, 07/01/24	270	314,626
University of Utah (The) RB
Series A, 5.00%, 08/01/24	290	338,958
Series A, 5.00%, 08/01/24 (SAP),	275	321,425
Series B, 5.00%, 08/01/24	70	81,817
Utah State Building Ownership Authority RB, 5.00%, 05/15/24	175	202,183
Utah Transit Authority RB, Series A, 5.00%, 06/15/24	275	317,760
		2,242,764
Vermont — 0.1%
State of Vermont GO, Series A, 5.00%, 02/15/24	165	189,273

Virginia — 5.2%
City of Alexandria VA GO
Series C, 5.00%, 07/01/24 (SAW),	260	302,877
Series C, 5.00%, 07/15/24 (SAW),	100	116,673
City of Chesapeake VA GO, Series C, 5.00%, 12/01/24	150	177,784
City of Newport News VA GO, Serise A, 5.00%, 08/01/24	100	116,767
City of Norfolk VA GO
Series A, 5.00%, 09/01/35 (PR 09/01/24) (SAW),	150	175,734
Series A, 5.00%, 09/01/37 (PR 09/01/24) (SAW),	600	702,936
City of Richmond VA GO
Series B, 5.00%, 07/15/24	205	239,333
Series B, 5.00%, 07/15/24 (SAW),	225	262,683
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/24 (SAW)	425	498,669
Commonwealth of Virginia GO
Series B, 5.00%, 06/01/24	50	58,032
Series B, 5.00%, 06/01/24 (SAW)	100	116,027
County of Arlington VA GO
5.00%, 08/15/24.	125	146,378
Serise A, 5.00%, 08/15/24	50	58,551
County of Fairfax VA GO
Series A, 4.00%, 10/01/24 (SAW),	250	285,320
Series A, 5.00%, 10/01/24 (SAW)	525	618,356
Series B, 5.00%, 04/01/24 (SAW),	500	577,090
Series B, 5.00%, 10/01/24 (SAW),	120	141,338
County of Henrico VA GO
Series A, 5.00%, 08/01/24	100	116,843
Series B, 5.00%, 08/01/24 (SAW),	205	239,528
Serise A, 5.00%, 08/01/24 (SAW),	245	286,265
Fairfax County Water Authority RB, 5.00%, 04/01/24	75	86,512

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Hampton Roads Sanitation District RB
Series A, 5.00%, 07/01/24	$150	$174,736
Series A, 5.00%, 08/01/24	70	81,817
Virginia College Building Authority RB 5.00%, 02/01/24.	100	114,366
Series A, 4.00%, 02/01/28 (PR 02/01/24)	250	278,612
Series A, 5.00%, 09/01/24	570	667,333
Series A, 5.00%, 09/01/24 (SAW),	50	58,538
Series B, 5.00%, 09/01/24	75	87,807
Series D, 5.00%, 02/01/24 (NPFGC),	200	228,732
Series E-1, 5.00%, 02/01/24	230	263,042
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/24	145	166,754
5.00%, 05/15/24	150	173,675
5.00%, 09/15/24	470	551,470
Serise C, 5.00%, 05/15/24	100	115,783
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/24	475	554,463
Series C, 5.00%, 08/01/24	140	163,421
Virginia Public School Authority RB
5.00%, 02/01/24	75	85,823
5.00%, 08/01/24 (SAW)	130	151,832
Series B, 5.00%, 08/01/24 (SAW),	290	338,624
Series C, 5.00%, 08/01/24 (SAW),	275	321,109
Virginia Resources Authority RB
5.00%, 11/01/24	205	241,880
5.00%, 11/01/24 (MORAL OBLG)	105	123,564
Series A, 5.00%, 11/01/24	60	70,781
Series D, 5.00%, 11/01/24	145	171,054
		10,508,912
Washington — 5.4%
Cascade Water Alliance RB, 5.00%, 01/01/24	90	102,605
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/24	230	270,570
City of Bellevue WA GOL, 5.00%, 12/01/24	150	177,468
City of Marysville WA Water & Sewer Revenue RB, 5.00%, 04/01/24	40	45,988
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 04/01/24	350	403,119
City of Seattle WA GOL
4.00%, 05/01/24	45	50,595
Series A, 5.00%, 06/01/24	100	116,063
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/24	30	35,123
Series B, 5.00%, 04/01/24	50	57,572
Series C, 5.00%, 09/01/24	190	222,444
Series C, 5.00%, 10/01/24	75	88,095
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/24	155	180,930
Clark & Skamania Counties School District No 112-6
Washougal GO, 5.00%, 12/01/24 (GTD)	25	29,484
Clark County Public Utility District No1 RB, 5.00%, 01/01/24	110	125,026
Clark County School District No 37 Vancouver GO, Series C,5.00%, 12/01/24 (GTD)	100	118,186
County of King WA GOL
5.00%, 07/01/24	100	116,342
Series C, 5.00%, 12/01/24	35	41,409
Series E, 5.00%, 12/01/24	25	29,578
Serise E, 5.00%, 06/01/24	125	144,942
Security	Par (000)	Value

Washington (continued)
County of King WA Sewer Revenue RB
Series B, 5.00%, 07/01/24	$120	$139,565
Serise B, 5.00%, 07/01/24	255	296,575
County of Pierce WA GO, Serise A, 5.00%, 08/01/24	150	174,750
Energy Northwest RB
5.00%, 07/01/24	105	122,042
Series A, 4.00%, 07/01/24	140	157,963
Series A, 5.00%, 07/01/24	740	860,101
King County Rural Library District GO, 4.00%, 12/01/24	50	57,043
King County School District No 210 Federal Way GO, 4.00%,12/01/24 (GTD)	10	11,442
King County School District No 403 Renton GO, 4.00%,12/01/24 (GTD)	100	114,374
King County School District No 405 Bellevue GO, 5.00%,12/01/24 (GTD)	35	41,380
King County School District No 411 Issaquah GO, 5.00%,12/01/24 (GTD)	175	207,046
King County School District No 414 Lake Washington GO,5.00%, 12/01/24 (GTD)	105	124,183
Pierce County School District No 10 Tacoma GO, 5.00%,12/01/24 (GTD)	260	307,393
Pierce County School District No 320 Sumner GO, 5.00%,12/01/24 (GTD)	20	23,646
Pierce County School District No 83 University Place GO,5.00%, 12/01/24 (GTD)	100	118,228
Port of Seattle WA GOL, 5.00%, 06/01/24	300	347,862
Port of Seattle WA RB, Series B, 5.00%, 03/01/24	40	45,504
Port of Tacoma WA RB, Series A, 5.00%, 12/01/24	85	100,137
Snohomish County School District No 103 Monroe GO, 5.00%, 12/01/24 (GTD)	215	253,739
Snohomish County School District No 201 Snohomish GO, 5.00%, 12/01/24 (GTD)	150	177,342
Snohomish County School District No 4 Lake Stevens GO, 5.00%, 12/01/24 (GTD)	100	117,934
Snohomish County School District No 6 Mukilteo GO, 5.00%,12/01/24 (GTD)	85	100,494
Spokane & Whitman Counties School District No 360 Cheney GO, 5.00%, 12/01/24 (GTD)	125	147,785
Spokane County School District No 356 Central Valley GO, 5.00%, 12/01/24 (GTD)	255	301,588
State of Washington COP
Series A, 5.00%, 07/01/24	120	139,387
Series B, 5.00%, 07/01/24	385	447,201
State of Washington GO
Series 03-C, 0.00%, 06/01/24 (NPFGC)(a),	25	24,643
Series 2016-A, 5.00%, 07/01/24	105	122,119
Series A-1, 5.00%, 08/01/24	135	157,533
Series B, 5.00%, 07/01/24	895	1,040,921
Series C, 0.00%, 06/01/24 (AMBAC)(a),	100	98,573
Series C, 5.00%, 02/01/24	90	102,929
Series D, 5.00%, 02/01/24	140	160,113
Series E, 0.00%, 12/01/24(a)	60	58,934
Series R, 5.00%, 07/01/24	25	29,076
Series R-2018C, 5.00%, 08/01/24	440	513,440
Series R-2018D, 5.00%, 08/01/24	65	75,849
Serise R-2015E, 5.00%, 07/01/24	100	116,304
Serise R-F, 5.00%, 07/01/24	100	116,304
Tacoma Metropolitan Park District GO, 5.00%, 12/01/24	375	443,355

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
University of Washington RB
Serise A, 5.00%, 12/01/24	$100	$118,312
Serise C, 5.00%, 12/01/24	110	130,143
Washington State University RB
5.00%, 04/01/24	170	194,811
5.00%, 10/01/2	80	93,457
Whatcom County School District No503 Blaine GO, 5.00%,12/01/24 (GTD)	25	29,484
		10,916,543
West Virginia — 0.8%
State of West Virginia GO
Series A, 0.00%, 11/01/24 (NPFGC)(a),	125	123,115
Series A, 5.00%, 06/01/24	365	422,969
Series A, 5.00%, 12/01/24	25	29,547
Series B, 5.00%, 06/01/24	20	23,176
West Virginia Commissioner of Highways RB, Series A, 5.00%,09/01/24	325	379,099
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/24	220	255,215
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/24	265	307,814
		1,540,935
Wisconsin — 1.8%
City of Madison WI GO, Series A, 4.00%, 10/01/24	165	188,181
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/24	35	41,083
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/26 (PR 06/01/24)	60	69,490
Series 1, 5.00%, 06/01/24	85	98,444
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A, 5.00%, 06/01/24	115	133,389
Serise A, 5.00%, 06/01/24	270	313,173
Security	Par/ Shares (000)	Value

Wisconsin (continued)
State of Wisconsin GO
Series 1, 5.00%, 11/01/24	$120	$141,562
Series 2, 5.00%, 11/01/24	720	849,369
Series A, 5.00%, 05/01/24	125	144,545
Serise C, 5.00%, 05/01/24	150	173,454
State of Wisconsin RB, Series A, 5.00%, 05/01/24	525	605,981
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/24	50	58,134
Series 2, 5.00%, 07/01/24	590	685,975
Series A, 5.00%, 07/01/24	95	110,454
		3,613,234
Total Municipal Debt Obligations — 98.7%
(Cost: $194,784,369)		200,732,295

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 0.01%(d)(e)	350	350,414

Total Short-Term Investments — 0.2%
(Cost: $350,380)		350,414

Total Investments in Securities — 98.9%
(Cost: $195,134,749)		201,082,709

Other Assets, Less Liabilities — 1.1%		2,312,209

Net Assets — 100.0%		$203,394,918

(a)	Zero-coupon bond.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$187,418	$162,824	(a)	$—	$155	$17	$350,414	350	$19	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instrumentsFor description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder reportShareholder reports are available on the Fund’s website at iShares.com and on the U.SSecurities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$200,732,295	$—	$200,732,295
Money Market Funds	350,414	—	—	350,414
	$350,414	$200,732,295	$—	$201,082,709

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
MO	Moral Obligation
NPFGC	National Public Finance Guarantee Corp.
PR	Prerefunded
PSF	Permanent School Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding
SCSDE	South Carolina State Department of Education
ST	Special Tax